DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of key assumptions used in binomial tree model to estimate fair value

	March 31,	December 31,	December 31,
Valuation Date	2020	2019	2018
Price of Common Shares	$1.46	$5.41	$6.03
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	100.84%	129.54%	141.96%
Historical volatility of index	36.07%	11.65%	15.37%
Volatility input	75.16%	70.59%	78.67%
Risk-free rate	1.11%	1.79%	2.52%
Credit spread	29.58%	23.00%	24.51%

Valuation Date	December 31, 2020	December 31, 2019	May 16, 2019
Price of Common Shares	$0.95	$5.41	$49.46
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	103.42%	124.77%	142.38%
Historical volatility of index	23.11%	13.76%	15.66%
Volatility input	63.26%	69.26%	79.02%
Risk-free rate	0.19%	1.65%	2.13%
Credit spread	18.18%	27.15%	19.64%

	December 31,	May 28,
Valuation Date	2020	2020
Price of Common Shares	$0.95	$2.86
Dividend Yield	—%	—%
Historical volatility of Common Shares	116.72%	127.50%
Historical volatility of index	20.74%	18.91%
Volatility input	68.73%	73.21%
Risk-free rate	0.26%	0.32%
Credit spread	14.42%	19.35%

Convertible Notes
Disclosure of detailed information about financial instruments [line items]
Schedule of carrying amounts of derivative financial liabilities and convertible notes

The carrying amounts for the 2017 Notes, 2019 Notes, and 2020 Notes are as follows:

2017 Convertible Notes
Balance, convertible notes December 31, 2018	14,617,336
Less: Exercise of 11,197,000 convertible notes	(13,095,938)
Fair value adjustment	3,878,791
Balance, convertible notes December 31, 2019	$5,400,189
Fair value adjustment, (unrealized) loss due to changes in credit spread	(17,122)
Fair value adjustment, March 31, 2020 unrealized gain	(1,599,573)
Balance, convertible notes March 31, 2020	$3,783,494
Less: Exercise of 1,016,000 convertible notes	(1,293,093)
Fair value adjustment Settlement Warrants	(807,977)
Fair value adjustment at maturity realized loss	1,214,576
Re-payment of convertible note	(2,897,000)
Balance, convertible notes December 31, 2020	$—
2017 Convertible Notes, current	$—
2017 Convertible Notes, non-current	$—

2019 Convertible Notes
Fair value, May 16, 2019	9,775,000
Fair value adjustment,	(509,520)
Balance, convertible notes December 31, 2019	$9,265,480
Fair value adjustment, March 31, 2020 unrealized gain	(1,533,410)
Fair value adjustment, March 31, 2020 realized loss	143,750
Fair value adjustment, (unrealized) loss due to changes in credit spread	(1,421,063)
Balance, convertible notes March 31, 2020	$6,454,757
Fair value adjustment, June 30, 2020 unrealized loss	1,370,016
Fair value adjustment, June 30, 2020 realized gain	(413,681)
Fair value adjustment, (unrealized) loss due to changes in credit spread	2,303,406
Balance, convertible notes June 30, 2020	$9,714,498
Re-payment of convertible note July 23 conversion	(3,613,341)
Re-payment of convertible note August 17 conversion	(1,263,884)
Fair value adjustment, Repayment warrants	(161,720)
Fair value adjustment, September 30, 2020 unrealized loss	136,921
Fair value adjustment, September 30, 2020 realized loss	1,034,861
Fair value adjustment, (unrealized) loss due to changes in credit spread	110,229
Balance, convertible notes September 30, 2020	$5,957,564
Fair value adjustment, December 31, 2020 unrealized loss	66,203
Fair value adjustment, December 31, 2020 realized gain	(128,776)
Fair value adjustment, (unrealized) loss due to changes in credit spread	300,366
Balance, convertible notes December 31, 2020	$6,195,357
2019 Convertible Notes, current	$38,633
2019 Convertible Notes, non-current	$6,156,724

2020 Convertible Notes
Fair value, May 26, 2020	6,449,634
Add: Deferred loss	(3,511,670)
Amortization of deferred loss	79,373
Fair value adjustment, June 30, 2020 unrealized gain	(438,810)
Fair value adjustment, June 30, 2020 realized loss	34,985
Fair value adjustment, (unrealized) loss due to changes in credit spread	5,736
Balance, convertible notes June 30, 2020	$2,619,248
Add: Amortization of deferred loss	216,282
Fair value adjustment, September 30, 2020 unrealized gain	(186,531)
Fair value adjustment, September 30, 2020 realized loss	99,712
Fair value adjustment, (unrealized) loss due to changes in credit spread	48,015
Balance, convertible note September 30, 2020	$2,796,726
Add: Amortization of deferred loss	221,283
Fair value adjustment, December 31, 2020 unrealized gain	(450,279)
Fair value adjustment, December 31, 2020 realized gain	(97,172)
Fair value adjustment, (unrealized) loss due to changes in credit spread	145,644
Balance, convertible note December 31, 2020	$2,616,202
2020 Convertible Notes, current	$37,525
2020 Convertible Notes, non-current	$2,578,677

Derivative liability – January 2020 warrants	11,347
Derivative liability – May 2020 warrants	(256,639)
Derivative liability – June 2020 warrants	(49,176)
Derivative liability – August 2020 warrants	(2,195,092)
Derivative liability – December 2020 warrants	1,184,291
Derivative liability – Repayment warrants	9,448
Derivative liability – Settlement warrants	201,673
Balance, 2020 Convertible notes and warrants and derivative liabilities	$1,522,054
2020 Convertible notes and warrants and derivative liabilities, current	$37,525
2020 Convertible notes and warrants and derivative liabilities , non-current	$1,484,529

Derivative warrant liability
Disclosure of detailed information about financial instruments [line items]
Schedule of carrying amounts of derivative financial liabilities and convertible notes

The carrying amounts for the 2017 derivative warrant liability from financing are as follows:

	Series A Units	Series B Units	Series E Warrants	Total
Fair value adjustment, December 31, 2018	1,190,630	(8,411,543)	(4,512,848)	(11,733,761)
Balance, Derivative financial liability December 31, 2018	$35,693	$82,523	$72,087	$190,303
Less:
Exercise of 822,192 Series C Warrants	(5,638)	—	—	(5,638)
Fair value adjustment, March 31, 2019	(5,575)	(5,253)	(6,677)	(17,505)

Cancellation of 35,950,340 Series A Warrants	(24,480)	(77,270)	—	(101,750)
Cancellation of 22,431,506 Series E Warrants	—	—	(65,410)	(65,410)
Balance, derivative warrant liability from financing as at December 31, 2019 and 2020	$—	$—	$—	$—

The carrying amounts for the 2020 derivative warrant liability from financing are as follows:

2020 January Warrants
Inception of the January 2020 Warrants (see Note 18(e))	6,145,620
Add: Deferred loss	(223,791)
Less: January 31 exercise 1,241,490 pre-funded warrants	(3,885,746)
Fair value adjustment, January 31 realized gain	(422,102)
Derecognition of deferred loss	93,813
Amortization of deferred loss	30,240
Less: Fair value adjustment, March 31, 2020 unrealized gain	(1,715,390)
Balance, March 31, 2020	$22,644
Less: May 28 exercise 1,185,000 Series A; 991,940 Series B	(969,133)
FV revaluation at May 28 realized loss	957,847
Derecognition of deferred loss	76,473
Amortization of deferred loss	22,488
Less: Fair value adjustment, June 30, 2020 unrealized gain	(45,897)
Balance, June 30, 2020	$64,422
Amortization of deferred loss	5,168
Less: Fair value adjustment, September 31, 2020 unrealized gain	(21,734)
Balance, September 30, 2020	$47,856
Amortization of deferred loss	5,168
Less: Fair value adjustment, December 31, 2020 unrealized gain	(41,677)
Balance, December 31, 2020	$11,347
Number of warrants outstanding as of December 31, 2020	250,000
2020 May Warrants
Inception of the May 2020 Warrants (see Note 18(e))	4,526,732
Add: Deferred loss	(2,464,696)
Amortization of deferred loss	55,709
Less: Fair value adjustment, June 30, 2020 unrealized gain	(1,069,013)
Balance, June 30, 2020	$1,048,732
Less: July 23 exercise 1,424,049 warrants	(2,082,598)
August 17 exercise of 501,000 warrants	(565,221)
Derecognition of deferred loss	1,843,332
Amortization of deferred loss	35,644
Less: Fair value adjustment, September 30, 2020 unrealized gain	(106,350)
Balance, September 30, 2020	$173,539
Amortization of deferred loss	35,644
Less: Fair value adjustment, December 31, 2020 unrealized gain	(465,822)
Balance, December 31, 2020	$(256,639)
Number of warrants outstanding as of December 31, 2020	648,910
2020 June Warrants
Inception of the June 2020 Warrants (see Note 18(e))	2,404,957
Add: Deferred loss	(448,877)
Amortization of deferred loss	8,609
Less: Fair value adjustment, June 30, 2020 unrealized gain	(164,711)
Balance, June 30, 2020	$1,799,978
Amortization of deferred loss	56,571
Less: Fair value adjustment, September 30, 2020 unrealized gain	(489,496)
Balance, September 30, 2020	$1,367,053
Amortization of deferred loss	56,571
Less: Fair value adjustment, December 31, 2020 unrealized gain	(1,472,800)
Balance, December 31, 2020	$(49,176)
Number of warrants outstanding as of December 31, 2020	2,912,277
2020 August Warrants
Inception of the August 2020 Warrants (see Note 18(e))	3,511,115
Add: Deferred loss	(3,167,758)
Amortization of deferred loss	212,630
Less: Fair value adjustment, September 30, 2020 unrealized gain	(1,315,978)
Balance, September 30, 2020	$(759,991)
Amortization of deferred loss	399,224
Less: Fair value adjustment, December 31, 2020 unrealized gain	(1,834,325)
Balance, December 31, 2020	$(2,195,092)
Number of warrants outstanding as of December 31, 2020	3,399,579
2020 December Warrants
Inception of the December 2020 Warrants (see Note 18(e))	2,051,657
Add: Deferred loss	(1,278,414)
Amortization of deferred loss	40,279
Less: Fair value adjustment, December 31, 2020 unrealized gain	370,769
Balance, December 31, 2020	$1,184,291
Number of warrants outstanding as of December 31, 2020	6,230,803
2020 Repayment Warrants
Inception of the 2020 Repayment Warrants (see Note 18(e))	161,720
Balance, September 30, 2020	$161,720
Less: Fair value adjustment, December 31, 2020 unrealized gain	(152,272)
Balance, December 31, 2020	$9,448
Number of warrants outstanding as of December 31, 2020	650,296
2020 Settlement Warrants
Inception of the 2020 Settlement Warrants (see Note 18(e))	807,977
Less: Fair value adjustment, June 30, 2020 unrealized gain	(232,042)
Balance, June 30, 2020	$575,935
Less: Fair value adjustment, September 30, 2020 unrealized gain	(58,645)
Balance, September 30, 2020	$517,290
Less: Fair value adjustment, December 31, 2020 unrealized gain	(315,617)
Balance, December 31, 2020	$201,673
Number of warrants outstanding as of December 31, 2020	500,000